Deposits - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of deposits from banks [abstract]
Federal funds purchased	$ 55	$ 707
Commercial paper	9,121	8,430
Covered bonds	25,045	23,108
Fair value of notes on contractual maturity	15,309	13,674
Notional amount of notes on contractual maturity	15,668	13,563
Decrease in non-interest revenue and trading revenue	498	(72)
Increase (decrease) other comprehensive income before tax	(28)	(169)
Unrealized loss due to change in credit spread	331	303
Unrealized gain (loss) in other comprehensive income due to change in credit spread	$ (255)	$ (227)